Investment in Associates and Joint Ventures - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Billions		12 Months Ended
	Sep. 18, 2017 CAD ($) shares	Oct. 31, 2018 CAD ($) shares	Oct. 31, 2017 CAD ($) shares	Oct. 31, 2016 CAD ($)	Oct. 31, 2018 USD ($) $ / shares	Oct. 31, 2017 USD ($) $ / shares	Sep. 18, 2017 $ / shares shares
Disclosure of investments in associates and joint ventures [line items]
Realization of dilutive gain		$ 11,048	$ 10,203	$ 8,680
Other income (loss) [member] | Low Income Housing Tax Credit [member]
Disclosure of investments in associates and joint ventures [line items]
Impairment loss		$ 89
TD Ameritrade [member]
Disclosure of investments in associates and joint ventures [line items]
Equity investment percentage		41.61%	41.27%
Fair value of outstanding shares		$ 16,000	$ 15,000		$ 12	$ 12
Closing price of shares | $ / shares					$ 51.72	$ 49.99
Stock repurchased | shares		5,500,000	0
Ownership percentage threshold after stock repurchases that requires the bank to use reasonable effort to sell or dispose excess stock		45.00%
Maximum ownership percentage of the bank that is allowed to result after stock repurchases		47.00%
TD Ameritrade [member] | Scottrade financial services Inc [member]
Disclosure of investments in associates and joint ventures [line items]
Number of shares issued | shares							38,800,000
Shares purchased by bank | shares	11,100,000
Purchase price per share | $ / shares							$ 36.12
TD Ameritrade [member] | Other income1 [member] | Scottrade financial services Inc [member]
Disclosure of investments in associates and joint ventures [line items]
Realization of dilutive gain	$ 204
Aggregated individually immaterial associates excluding TD Ameritrade [member]
Disclosure of investments in associates and joint ventures [line items]
Investment in associates and joint venture		$ 3,000	$ 3,000